Employee Benefit Plans Summary of All Employee Restricted Equity Award Activity (Parenthetical) (Detail) (USD $) In Millions, except Share data, unless otherwise specified		12 Months Ended
	Jan. 31, 2013	Dec. 31, 2013 Employee Restricted Equity Awards		Dec. 31, 2012 Employee Restricted Equity Awards		Dec. 31, 2011 Employee Restricted Equity Awards		Dec. 31, 2013 Employee Restricted Equity Awards Dividend Equivalent Units	Dec. 31, 2012 Employee Restricted Equity Awards Dividend Equivalent Units	Dec. 31, 2011 Employee Restricted Equity Awards Dividend Equivalent Units	Dec. 31, 2013 Employee Restricted Equity Awards Performance Based Restricted Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number granted units		2,738,809	[1],[2]	2,680,229	[1],[2]	2,483,461	[1],[2]	161,077	440,029	55,288
Weighted average grant date fair value		$ 22.73	[2]	$ 19.11	[2]	$ 20.03	[2]	$ 0	$ 0	$ 0
Equity awards target amount											2,935,985
Equity awards to vest											3,898,809
Unrecognized compensation cost related to unvested equity awards		$ 84.6
Period of recognition of compensation expense related to unvested equity awards		2 years 2 months 19 days
Shares reserved under expired plan	1,898,699

[1]	Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares funded from existing treasury shares. All performance-based awards are included at their target amounts.
[2]	In 2010, we began reinvesting dividend equivalents on restricted stock units. For 2013, 2012, and 2011, the number granted includes 161,077, 440,029, and 55,288 units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.